Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Segment Reporting [Abstract]
Schedule of sales of goods and services
	Three Months Ended April 30,2022
	Transdermal Patches	Contract Services	Total

Revenue	$401,990	$75,932	$477,922
Gross Profit	198,059	2,427	200,486
Gross Profit %	49%	3%	42%

	Three Months Ended April 30,2021
	Transdermal Patches	Contract Services	Total

Revenue	$327,512	$105,976	$433,488
Gross Profit	216,800	20,998	237,878
Gross Profit %	66%	19%	55%

	January 31,
	2022	2021

Net sales
Sales of goods	$1,179,620	$737,519
Services	242,534	206,183
	1,422,154	943,702

Gross profit
Sales of goods	595,087	290,456
Services	(40,777)	25,778
	554,310	316,234

Operating expenses
Selling, general and administrative	4,022,824	2,912,269
Research and development	411,383	-
Goodwill impairment	2,180,836	-
	6,615,043	2,912,269

Non-Operating expenses
Interest expense	(118,421)	(280,686)
Other income (expense)	53,028	(56,197)
	(65,393)	(336,883)
Net loss before income taxes	$(6,126,126)	$(2,932,828)

Depreciation and Amortization
Sale of goods	$220,524	$87,921
Services	88,217	72,187
	$308,741	$160,108

Schedule of net sales and property and equipment, net of accumulated depreciation
	Year Ended
	January 31,
	2022	2021

Net sales:
United States	$1,335,554	$360,378
Outside the United States	86,600	583,324
	$1,422,154	$943,702

Property and equipment, net of accumulated depreciation
United States	$979,297	$1,076,626
Outside the United States	-	-
	$979,297	$1,076,626